SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Fair Value Disclosure (Details) (USD $) In Thousands, unless otherwise specified	Mar. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Quoted Prices in Active Markets (Level 1) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities	$ 1,088,300	$ 1,077,600	$ 829,188
Quoted Prices in Active Markets (Level 1) [Member] | Senior Notes-9.375% [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities	174,800	170,400
Quoted Prices in Active Markets (Level 1) [Member] | 8.25% senior secured notes due 2018 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities	913,500	907,200	697,000
Quoted Prices in Active Markets (Level 1) [Member] | 13.125% Senior subordinated notes due 2014 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities			132,188
Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities	0	0	0
Significant Other Observable Inputs (Level 2) [Member] | Senior Notes-9.375% [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities	0	0
Significant Other Observable Inputs (Level 2) [Member] | 8.25% senior secured notes due 2018 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities	0	0	0
Significant Other Observable Inputs (Level 2) [Member] | 13.125% Senior subordinated notes due 2014 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities			0
Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities	0	0	0
Significant Unobservable Inputs (Level 3) [Member] | Senior Notes-9.375% [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities	0	0
Significant Unobservable Inputs (Level 3) [Member] | 8.25% senior secured notes due 2018 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities	0	0	0
Significant Unobservable Inputs (Level 3) [Member] | 13.125% Senior subordinated notes due 2014 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities			0
Carrying Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities	1,000,000	1,000,000	950,000
Carrying Value [Member] | Senior Notes-9.375% [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities	160,000	160,000
Carrying Value [Member] | 8.25% senior secured notes due 2018 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities	840,000	840,000	800,000
Carrying Value [Member] | 13.125% Senior subordinated notes due 2014 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities			150,000
Fair Value Total [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities	1,088,300	1,077,600	829,188
Fair Value Total [Member] | Senior Notes-9.375% [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities	174,800	170,400
Fair Value Total [Member] | 8.25% senior secured notes due 2018 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities	913,500	907,200	697,000
Fair Value Total [Member] | 13.125% Senior subordinated notes due 2014 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities			$ 132,188